Principal Accounting Policies - Intangible Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets, net
Impairment charges		¥ 0		¥ 0	¥ 0
Impairment charges on goodwill	¥ 112,100	¥ 114,661	$ 16,150	¥ 112,102	¥ 0
Software | Minimum [Member]
Intangible assets, net
Estimated useful lives		1 year	1 year
Software | Maximum [Member]
Intangible assets, net
Estimated useful lives		5 years	5 years
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Minimum [Member]
Intangible assets, net
Estimated useful lives		1 year	1 year
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Maximum [Member]
Intangible assets, net
Estimated useful lives		20 years	20 years